Other assets	12 Months Ended
Mar. 31, 2018
Assets [Abstract]
Other assets
13. Other assets

Other assets consist of the following:

	As of March 31,
	2018		2017
Current
Balances and receivables from statutory authorities(1)	Rs.	6,741	Rs.	4,151
Export benefits receivable(2)		2,842		3,521
Prepaid expenses		761		712
Others(3)		3,957		3,586
	Rs.	14,301	Rs.	11,970
Non-current
Deposits	Rs.	664	Rs.	651
Others		366		332
	Rs.	1,030	Rs.	983

(1)
Balances and receivables from statutory authorities primarily consist of amounts receivable from the goods and service tax (“GST”), excise duty, value added tax and customs authorities of India and the unutilized GST input tax credits, excise duty, service tax and value added tax input credits (subsumed under GST input tax credits effective as of July 1, 2017) on purchases. These are regularly utilized to offset the GST liability (or, prior to July 1, 2017, liability for excise duty, value added tax, etc.) on goods produced by and services provided by the Company. Accordingly, these balances have been classified as current assets.

(2)	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.

(3)	Others primarily includes advances given to vendors and employees, interest accrued but not due on investments, and insurance claims receivable.